Summary of Significant Accounting Policies (Details) - Schedule of determined using the Black-Scholes option pricing model - DIGERATI TECHNOLOGIES, INC [Member]	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of determined using the Black-Scholes option pricing model [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of determined using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility	63.32%	125.60%
Risk-free interest rate	0.03%	0.05%
Expected term	18 days	10 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of determined using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility	250.19%	283.01%
Risk-free interest rate	2.98%	1.65%
Expected term	9 years 6 months	10 years